UNSECURED DEBT AND RELATED DERIVATIVES - 2024 term loan (Details) $ in Thousands, $ in Millions			12 Months Ended
	Dec. 19, 2024 USD ($)	Dec. 19, 2018 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 19, 2018 CAD ($)	Dec. 19, 2018 USD ($)
Unsecured debentures and term loans, net
Proceeds from term loan			$ 0	$ 102,060
Principal issued and outstanding			3,089,443	3,074,685
Repayments of borrowings			823,798	0
Receipt from cross currency interest rate swap			15,906	(18,495)
2024 Term Loan
Unsecured debentures and term loans, net
Proceeds from term loan		$ 185.0
Principal issued and outstanding			$ 0	$ 244,283		$ 185.0
Deferred financing costs					$ 800
Repayments of borrowings	$ 185.0
Receipt from cross currency interest rate swap	$ 10.8